Contingent liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Contingent liabilities
36. Contingent liabilities
36.1 License and collaboration agreement with Acer (note 8.2)
Under the license and collaboration agreement with Acer, the Group has committed to make remaining milestone payments of up to USD 6 million (CHF 5.6 million) in cash upon obtention of European marketing approvals of
ACER-001
for Urea Cycle Disorders and Maple Syrup Urine Disease. Further, Relief has agreed to pay royalties of 15% on future net revenue from
ACER-001
in Relief’s territories.

36.2 Business combinations with APR and AdVita (notes 7.1 and 7.2)
The acquisition agreements for APR and AdVita contain remaining contingent milestone payments in the aggregate maximum amounts of CHF 28 million and EUR 10 million (CHF 9.9 million), respectively, payable upon achievement of pre-agreed
objectives. As of December 31, 2022, a provision totaling CHF 10.9 million (2021: CHF 30.8 million) was recognized to account for the probability-weighted present value at balance sheet date of these possible future payments. Refer to note 18 for further details.
36.3 Acquisition of
RLF-OD32
(note 8.3)
Under the agreement concluded with Meta Healthcare Ltd. for the acquisition of
RLF-OD32
in July 2022, Relief may issue additional payments of approximately TCHF 400 contingent to pre-specified
development milestones. Relief committed to pay Meta Healthcare Ltd. royalties on net commercialization profit of a low double-digit percentage.
36.4 Settlement agreement with NeuroRx
In November 2022, Relief agreed to a settlement with NRx Pharmaceuticals, Inc. (“NRx”), the parent company of NeuroRx, to terminate their collaboration in the development of aviptadil and resolve their legal dispute. As part of the agreement, Relief committed to paying NRx up to USD 13 million (CHF 12.4 million) in aggregate as milestone payments upon marketing approval of an aviptadil product. Relief also agreed to pay single-digit percentage royalties on possible future sales of an aviptadil product, up to a maximum of USD 30 million (CHF 28.6 million) in aggregate. Finally, Relief agreed to use commercially reasonable efforts to maintain a Right to Try Program in the U.S. until December 2024.